INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of income tax expense (benefit)
	2013	2012
Current
Federal	$19	$—
State	—	—
Deferred	268	(96)
Change in valuation allowance	(287)	96

Total	$—	$—

Schedule of effective tax rates differ from federal statutory rates applied to financial statement income

	2013	2012
Income tax at federal statutory rate (34%) Effect of:	$307	$(7)
State taxes, net of federal benefit	43	(14)
Other, net	(63)	(75)
Change in valuation allowance	(287)	96

Total	$—	$—

Effective tax rate	0.0%	0.0%

Schedule of net deferred tax assets included in other assets in the consolidated statements of financial condition

	2013	2012
Deferred tax assets
Allowance for loan losses	$563	$630
Accrued expenses	618	575
Reserve for uncollectible interest	46	57
OREO valuation allowances	106	633
Unrealized gain on securities available-for-sale	273	—
Net operating loss carryforwards	1,767	1,498
	3,373	3,393
Deferred tax liabilities
Premises and equipment	(302)	(316)
Federal Home Loan Bank stock dividends	(131)	(131)
Deferred loan fees	(75)	(77)
Unrealized gain on securities available-for-sale	—	(420)
Other, net	(41)	(50)
	(549)	(994)
Net deferred tax asset	2,824	2,399
Valuation allowance	(1,790)	(2,077)

Net deferred tax asset	$1,034	$322